Equity-Accounted Investees - FSE (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	$ 0.0	$ 538.6
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Unlisted shares at cost	230.0	230.0
Equity contribution	100.6	99.1
Impairment – prior years	(230.0)	(230.0)
Share of accumulated losses brought forward	(99.1)	(97.8)
Share of loss after taxation	(1.5)	(1.3)
Investment in joint ventures	$ 0.0	$ 0.0